Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Oil and gas properties	$ (10,117,185)	$ (9,990,074)	$ (1,426,133)
Property and equipment	(80,212)	(60,011)
Convertible debt	(76,898)	(327,305)
Assets held for sale	388,917	311,357
Asset retirement obligation	1,179,042	1,249,406
Non-capital losses	4,466,394	6,685,079	1,426,133
Net deferred tax assets (liabilities)	$ (4,239,942)	$ (2,131,548)